Income taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 62,413	$ 53,903
Deferred tax liabilities	177,969	152,115
Net deferred income tax liability	115,556	98,212
Provisions and accrued expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	24,049	20,941
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	17,646	18,114
Accounts receivable valuation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,951	2,297
Inventory valuation and costing
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	2,038	2,457
Retirement benefit obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,531	1,344
Unrealized loss on derivative instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	0	2,312
Unrealized loss on debt obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	8,315	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	6,883	6,438
Deferred tax liabilities	10,780	7,267
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	80,160	58,005
Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	45,920	45,920
Mineral deposits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	20,103	19,498
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	17,646	18,114
Identifiable intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 3,360	$ 3,311